Convertible Preferred Stock (Tables) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member]	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Summary of Authorized, Issued and Outstanding Convertible Preferred Stock

The following tables summarize our authorized, issued and outstanding convertible preferred stock as of December 31, 2019 and March 31, 2020:

	As of March 31, 2020 and December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share

Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400
Series E convertible preferred stock	4,667,595	3,056,951	101, 699	29.7354	90,898	29.7354
Series E-1 convertible preferred stock	471,100	471,100	—	23.7883	11,207	23.7883
Total	17,617,274	15,615,645	$205,064		$247,946

Total amount recorded for Series E and E-1 convertible preferred stock was $101,757, net of issuance costs The following tables summarize our authorized, issued and outstanding convertible preferred stock:

	December 31, 2019
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share
Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400
Series E convertible preferred stock	4,667,595	3,056,951	101,699	29.7354	90,898	29.7354
Series E-1 convertible preferred stock	471,100	471,100	—	23.7883	11,207	23.7883

Total	17,617,274	15,615,645	$205,064		$247,946

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Proceeds	Liquidation Preference per Share	Liquidation Value	Conversion Price per Share
Series AA convertible preferred stock	1,641,024	1,641,024	$1,600	$0.9750	$1,600	$0.9750
Series A convertible preferred stock	1,059,204	1,059,204	3,065	2.9576	3,133	2.9576
Series A-1 convertible preferred stock	101,430	101,430	—	2.5140	255	2.5140
Series A-2 convertible preferred stock	33,721	33,721	—	2.3661	80	2.3661
Series A-3 convertible preferred stock	292,562	292,562	—	1.8201	533	1.8201
Series B convertible preferred stock	1,926,507	1,926,507	14,960	7.8008	15,028	7.8008
Series B-1 convertible preferred stock	14,369	14,369	—	3.4796	50	3.4796
Series C convertible preferred stock	2,495,291	2,495,291	37,446	16.0302	40,000	16.0302
Series C-1 convertible preferred stock	1,600,000	1,543,051	—	10.0635	15,528	10.0635
Series D convertible preferred stock	2,173,990	1,839,954	46,294	25.3000	46,551	25.3000
Series D-1 convertible preferred stock	1,140,481	1,140,481	—	20.2400	23,083	20.2400

Total	12,478,579	12,087,594	$103,365		$145,841

Summary of Convertible Preferred Stock Dividend Rate

All holders of the Company’s convertible preferred stock are entitled to receive non-cumulative dividends, payable when, as and if declared by the board of directors, in prior and in preference to any declaration or payment of any dividend on the common stock of the Company at their applicable Dividend Rate (minimum required dividend if and when the board of directors declares a dividend), as adjusted for any stock splits, stock dividends, combinations, subdivisions and recapitalizations, etc.:

Dividend Rate

Series AA convertible preferred stock	$0.0585 per share
Series A convertible preferred stock	$0.1775 per share
Series A-1 convertible preferred stock	$0.1508 per share
Series A-2 convertible preferred stock	$0.1420 per share
Series A-3 convertible preferred stock	$0.1092 per share
Series B convertible preferred stock	$0.6241 per share
Series B-1 convertible preferred stock	$0.2784 per share
Series C convertible preferred stock	$1.28241 per share
Series C-1 convertible preferred stock	$0.80508 per share
Series D convertible preferred stock	$2.02393 per share
Series D-1 convertible preferred stock	$1.61910 per share
Series E convertible preferred stock	$2.37884 per share
Series E-1 convertible preferred stock	$1.90307 per share

All convertible preferred stockholders are entitled to receive non-cumulative dividends, payable when, as and if declared by the board of directors, in prior and in preference to any declaration or payment of any dividend on the common stock of the Company at their applicable Dividend Rate (minimum required dividend if and when the board of directors declares a dividend), as adjusted for any stock splits, stock dividends, combinations, subdivisions and recapitalizations, etc.:

Dividend Rate
Series AA convertible preferred stock	$0.0585 per share
Series A convertible preferred stock	$0.1775 per share
Series A-1 convertible preferred stock	$0.1508 per share
Series A-2 convertible preferred stock	$0.1420 per share
Series A-3 convertible preferred stock	$0.1092 per share
Series B convertible preferred stock	$0.6241 per share
Series B-1 convertible preferred stock	$0.2784 per share
Series C convertible preferred stock	$1.28241 per share
Series C-1 convertible preferred stock	$0.80508 per share
Series D convertible preferred stock	$2.02393 per share
Series D-1 convertible preferred stock	$1.61910 per share
Series E convertible preferred stock	$2.37884 per share
Series E-1 convertible preferred stock	$1.90307 per share